Post-Employment and Other Non-Current Employee Benefits - Balances of Liabilities for Summary of Variable Return Financial Instruments Recorded at Market Values (Detail)	Dec. 31, 2019	Dec. 31, 2018
Variable return:
Fixed and variable trust assets	100.00%	100.00%
Trading equity securities [member]
Fixed return:
Fixed return	18.00%	25.00%
Life annuities [member]
Fixed return:
Fixed return	20.00%	20.00%
Bank instruments [member]
Fixed return:
Fixed return	9.00%	4.00%
Federal government instruments [member]
Fixed return:
Fixed return	35.00%	32.00%
Publicly traded shares [member]
Variable return:
Variable return	18.00%	19.00%